Bright Rock Quality Large Cap Fund
Schedule of Investments
May 31, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS - 92.51%
Aerospace & Defense - 3.48%
Raytheon Technologies Corp.	139,726	9,015,121
Banks - 0.74%
Wells Fargo & Co.	72,000	1,905,840
Beverages - 3.04%
PepsiCo, Inc.	60,000	7,893,000
Capital Markets - 3.64%
BlackRock, Inc.	8,000	4,229,120
T. Price Rowe Group, Inc.	43,000	5,198,700
		9,427,820
Chemicals - 10.62%
Ecolab, Inc.	31,000	6,589,980
Linde PLC	43,500	8,801,790
The Scotts Miracle-Gro Company	39,641	5,651,617
The Sherwin-Williams Co.	10,950	6,502,658
		27,546,045
Diversified Telecommunication Services - 1.64%
Verizon Communications Inc.	74,000	4,246,120
Electric Utilities - 4.81%
Evergy, Inc.	78,000	4,811,820
NextEra Energy, Inc.	30,000	7,666,800
		12,478,620
Energy Equipment & Services - 2.03%
Schlumberger Ltd. (a)	285,000	5,263,950
Food & Staples Retailing - 2.54%
Walmart, Inc.	53,000	6,575,180
Food Products - 1.49%
McCormick & Co., Inc.	22,000	3,853,520
Health Care Providers & Services - 3.09%
CVS Health Corp.	122,000	7,999,540
Health Care Technology - 2.08%
Cerner Corp.	74,000	5,394,600
Hotels, Restaurants & Leisure - 2.08%
Starbucks Corp.	69,000	5,381,310
Household Products - 2.06%
Colgate-Palmolive Co.	74,000	5,352,420
Industrial Conglomerates - 2.29%
3M Co.	38,000	5,944,720
Interactive Media & Services - 9.02%
Alphabet, Inc. - Class A (b)	6,900	9,891,288
Facebook, Inc. - Class A (b)	60,000	13,505,400
		23,396,688

IT Services - 4.19%
Automatic Data Processing, Inc.	33,000	4,834,170
Mastercard, Inc. - Class A	20,000	6,017,800
		10,851,970
Life Sciences Tools & Services - 1.28%
Thermo Fisher Scientific, Inc.	9,500	3,317,305
Machinery - 1.66%
Otis Worldwide Corp.	82,000	4,317,300
Multi-Utilities - 2.68%
Sempra Energy	55,000	6,947,050
Oil, Gas & Consumable Fuels - 8.41%
Chevron Corp.	113,000	10,362,100
EOG Resources, Inc.	120,000	6,116,400
Exxon Mobil Corp.	117,000	5,319,990
		21,798,490
Pharmaceuticals - 3.41%
Johnson & Johnson	59,500	8,850,625
Road & Rail - 2.19%
Union Pacific Corp.	33,500	5,690,310
Software - 3.39%
Microsoft Corp.	48,000	8,796,000
Specialty Retail - 8.52%
O'Reilly Automotive, Inc. (b)	22,500	9,387,900
The Home Depot, Inc.	33,000	8,199,840
The TJX Companies, Inc.	85,547	4,513,460
		22,101,200
Water Utilities - 2.13%
Essential Utilities, Inc.	126,500	5,535,640
TOTAL COMMON STOCKS (Cost $171,218,129)		$239,880,384

EXCHANGE TRADED FUNDS - 7.08%
Financial Select Sector SPDR Fund	200,000	4,682,000
Invesco KBW Bank ETF	165,000	6,322,800
Technology Select Sector SPDR Fund	75,000	7,347,750
TOTAL EXCHANGE TRADED FUNDS (Cost $15,786,416)		18,352,550

MONEY MARKET FUNDS - 0.29%
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 0.095% (c)	756,208	756,208
TOTAL MONEY MARKET FUNDS (Cost $756,208)		756,208

Total Investments (Cost $187,760,753) - 99.88%		258,989,142
Other Assets in Excess of Liabilities - 0.12%		307,746
TOTAL NET ASSETS - 100.00%		$259,296,888

(a)	Foreign issued security.
(b)	Non-income producing security.
(c)	Seven day yield as of May 31, 2020.

Abbreviations:
Ltd.	Limited Liability Company.
PLC	Public Limited Company.

The Schedule of Investments incorporates the Global Industry Classification Standard (GICS®). GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poors Financial Services LLC ("S&P"). GICS is a
service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services, LLC.